DIREXION INDEXED COMMODITY STRATEGY FUND

CLASS A SHARES (DXCTX)

CLASS C SHARES (DXSCX)

A SERIES OF THE DIREXION FUNDS

Supplement dated April 30, 2018

to the Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”)

each dated February 28, 2018

IMPORTANT NOTICE REGARDING

REDESIGNATION OF CLASS A SHARES AND CONVERSION OF CLASS C SHARES OF THE

DIREXION INDEXED COMMODITY STRATEGY FUND (THE “FUND”) TO INVESTOR CLASS

SHARES

Based upon the recommendation of Rafferty Asset Management, LLC, the investment adviser for the Fund, the Board of Trustees of the Direxion Funds has approved the redesignation of the Fund’s Class A Shares as Investor Class Shares and the conversion of the Fund’s Class C Shares to Investor Class Shares effective after market close on June 29, 2018 (the “Conversion”). The Fund currently offers three classes of shares, designated Class A Shares, Class C Shares, and Institutional Class Shares. After the Conversion, the Fund will offer Investor Class Shares and Institutional Class Shares. There will be no change to the Institutional Class Shares of the Fund.

Effective after market close on June 29, 2018, the Fund will redesignate the Class A Shares as Investor Class Shares and will convert all outstanding Class C Shares to Investor Class Shares. The Conversion will be tax-free for shareholders. Following the Conversion, the Fund will take all necessary actions to terminate its Class C Shares.

Prior to the Conversion, shareholders of Class A or Class C Shares may redeem their investments as described in the Fund’s Prospectus. If Class A or Class C Shares are not redeemed prior to the Conversion, each shareholder’s investment in Class A or Class C Shares of the Fund will become an investment in Investor Class Shares of the Fund in an amount equal to the aggregate net asset value of their Class A or Class C Shares immediately prior to the Conversion.

Effective July 2, 2018, the Investor Class Shares will be offered by the Fund. The fees and charges related to the Investor Class Shares are shown in the table below.

Investor Class
Distribution/Service (Rule 12b-1) Fee	0.25%
Redemption Fee	1.00%

For more information, please contact the Fund at (800) 851-0511.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

HILTON TACTICAL INCOME FUND

Class A Shares (HCYAX)

Class C Shares (HCYCX)

A SERIES OF THE DIREXION FUNDS

Supplement dated April 30, 2018

to the Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”)

each dated December 29, 2017

IMPORTANT NOTICE REGARDING

REDESIGNATION OF CLASS A SHARES AND CONVERSION OF CLASS C SHARES OF THE

HILTON TACTICAL INCOME FUND (THE “FUND”) TO INVESTOR CLASS SHARES

Based upon the recommendation of Rafferty Asset Management, LLC, the investment adviser for the Fund, the Board of Trustees of the Direxion Funds has approved the redesignation of the Fund’s Class A Shares as Investor Class Shares and the conversion of the Fund’s Class C Shares to Investor Class Shares effective after market close on June 29, 2018 (the “Conversion”). The Fund currently offers three classes of shares, designated Class A Shares, Class C Shares, and Institutional Class Shares. After the Conversion, the Fund will offer Investor Class Shares and Institutional Class Shares. There will be no change to the Institutional Class Shares of the Fund.

Effective after market close on June 29, 2018, the Fund will redesignate the Class A Shares as Investor Class Shares and will convert all outstanding Class C Shares to Investor Class Shares. The Conversion will be tax-free for shareholders. Following the Conversion, the Fund will take all necessary actions to terminate its Class C Shares.

Prior to the Conversion, shareholders of Class A or Class C Shares may redeem their investments as described in the Fund’s Prospectus. If Class A or Class C Shares are not redeemed prior to the Conversion, each shareholder’s investment in Class A or Class C Shares of the Fund will become an investment in Investor Class Shares of the Fund in an amount equal to the aggregate net asset value of their Class A or Class C Shares immediately prior to the Conversion.

Effective July 2, 2018, the Investor Class Shares will be offered by the Fund. The fees and charges related to the Investor Class Shares are shown in the table below.

Investor Class
Distribution/Service (Rule 12b-1) Fee	0.25%
Redemption Fee	1.00%

For more information, please contact the Fund at (800) 851-0511.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.